NOTE 11 - INCOME TAXES - Loss Before Income Tax, Local and Foreign (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
- Local					$ (244,060)
- Foreign					(887,749)	(1,932,665)
Net loss before income tax	$ (716,378)	$ (355,562)	$ (3,327,775)	$ (1,121,305)	$ (1,131,809)	$ (1,932,665)